Discontinued Operations And Sale Of Business (Assets And Liabilities Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 09, 2011 Money Transfer Business [Member]	May 25, 2010 E-Pay Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 57,893
Accounts receivable, net	33,185
Other current assets	13,560
Current Assets		24,862
Property, plant and equipment, net	4,066	2,574
Goodwill, intangible, and other assets	8,162	11,638
Total assets	116,866	39,074
Accounts payable and payable to agents	65,464
Accrued liabilities	13,062
Total current liabilities		27,717
Total liabilities	78,526
Net assets sold	$ 38,340	$ 11,357